Consolidated Statements of Income (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Net Sales	$ 53,674		$ 44,875		$ 57,361
Cost of sales	45,780		39,148		51,913
Research and development expenses	1,660		1,492		1,310
Selling, general and administrative expenses	2,609		2,487		1,966
Amortization of intangibles	509		399		92
Goodwill impairment losses	0		7	[1]	239	[1]
Restructuring charges	26	[2]	689	[2]	839	[2]
Purchased in-process research and development charges	0		7	[3]	44	[3]
Acquisition and integration related expenses	143	[4]	166	[4]	49	[4]
Asbestos-related credit	54	[5]	0		54	[5]
Equity in earnings of nonconsolidated affiliates	1,112		630		787
Sundry income - net	125		891		89
Interest income	37		39		86
Interest expense and amortization of debt discount	1,473		1,571		648
Income from Continuing Operations Before Income Taxes	2,802		469		1,277
Provision (Credit) for income taxes	481		(97)		651
Net Income from Continuing Operations	2,321		566		626
Income from discountinued operations, net of income taxes	0		110		28
Net Income	2,321		676		654
Net income attributable to noncontrolling interests	11		28		75
Net Income attributable to The Dow Chemical Company	2,310		648		579
Preferred stock dividends	340		312		0
Net Income Available for The Dow Chemical Company Common Stockholders	$ 1,970		$ 336		$ 579
Per Common Share Data:
Net income from continuing operations available for common stockholders (in dollars per share)	$ 1.75		$ 0.22		$ 0.59
Discountinued operations attributable to common stockholders (in dollars per share)	$ 0.00		$ 0.10		$ 0.03
Earnings per common share - basic (in dollars per share)	$ 1.75		$ 0.32		$ 0.62
Net income from continuing operations available for common stockholders (in dollars per share)	$ 1.72		$ 0.22		$ 0.59
Discountinued operations attributable to common stockholders (in dollars per share)	$ 0.00		$ 0.10		$ 0.03
Earnings per common share - diluted (in dollars per share)	$ 1.72		$ 0.32		$ 0.62
Common stock dividends declared per share of common stock	$ 0.60		$ 0.60		$ 1.68
Weighted-average common shares outstanding - basic	1,125.9		1,043.2		930.4
Weighted-average common shares outstanding - diluted	1,143.8		1,053.9		939.0

[1]	See Note I for information regarding the goodwill impairment losses.
[2]	See Note C for information regarding restructuring charges.
[3]	See Note D for information regarding purchased in-process research and development.
[4]	See Note D for information regarding acquisition and integration related expenses.
[5]	See Note N for information regarding asbestos-related credits.